CONTRACT BALANCES (Tables)	9 Months Ended
Sep. 30, 2019
CONTRACT BALANCES
Schedule of accounts receivable, net

	As at	As at
	December 31,	September 30,
	2018	2019

Accounts receivable	541,355	954,698
Less: allowance for doubtful accounts	(241)	(606)
Accounts receivable, net	541,114	954,092

Including:
- Current portion	536,842	952,184
- Non-current portion	4,272	1,908

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1, 2019	73,077
Closing balance as of September 30, 2019	106,948

Increase	33,871